Investments in Associates - Disclosure of Significant Changes in Carrying Amount of Investment Associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Beginning balance	$ 125,313	$ 22,287
Shares acquired	3,343	40,111
Dilution gain		2,067
Share of net income (loss)	(6,178)	735
Sales of investments in associates	28,356	(7,318)
Reclassification of retained interest		(11,570)
Ending balance	150,834	125,313
Premier Gold Mines Limited
Disclosure of associates [line items]
Shares acquired		79,001
i-80 Gold
Disclosure of associates [line items]
Beginning balance	125,313
Shares acquired		40,111
Ending balance	119,867	125,313
i-80 Gold | Premier Gold Mines Limited
Disclosure of associates [line items]
Beginning balance	125,313	0
Shares acquired	0	79,001
Dilution gain		2,067
Share of net income (loss)	(5,446)	4,134
Sales of investments in associates	0	0
Reclassification of retained interest		0
Ending balance	119,867	125,313
Sandbox
Disclosure of associates [line items]
Beginning balance	0	0
Shares acquired	3,343	0
Dilution gain		0
Share of net income (loss)	(732)	0
Sales of investments in associates	28,356	0
Reclassification of retained interest		0
Ending balance	30,967	0
Sandbox | Premier Gold Mines Limited
Disclosure of associates [line items]
Shares acquired		0
Solaris
Disclosure of associates [line items]
Beginning balance	0	22,287
Shares acquired	0	0
Dilution gain		0
Share of net income (loss)	0	(3,399)
Sales of investments in associates	0	(7,318)
Reclassification of retained interest		(11,570)
Ending balance	$ 0	0
Solaris | Premier Gold Mines Limited
Disclosure of associates [line items]
Shares acquired		$ 0